UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calender Year or Quarter Ended:  December 31, 2011

Check here if Amendment [  ];   Amendment Number:
This Amendment (Check only one.)[  ]  is a restatement.
                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:             Alerus Financial, N.A.
Address:          PO Box 6001
                  401 Demers Ave
                  Grand Forks, ND  58206-6001

13F File Number:  28-03439

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:       Douglas C. Carpenter
Title:      Director Trust & Investments
Phone:      701-795-3211
Signature, Place, and Date of Signing:
      Douglas C. Carpenter    Grand Forks, North Dakota    February 14, 2012


Report Type  (Check only one.):

[  ]  13F Holdings Report.

[X]  13F Notice.

[ ]  13F Combination Report.


List of Other Managers Reporting for this Manager:
28-06758        Arbor Capital Management LLC
28-14784        Alerus Investment Advisors Corp

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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